Taxation - Changes in Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation Allowance [Abstract]
Balance at beginning of the year	¥ 48,663	¥ 33,323	¥ 22,909
Provision	30,189	15,340	10,414
Balance at end of the year	¥ 78,852	¥ 48,663	¥ 33,323